CAPITAL AND RESERVES (Details 3)	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Statement [Line Items]
Options outstanding, Number outstanding	20,825,500	28,481,500
Options outstanding, Options exercisable	20,825,500	25,133,500
Exercise Price Range 1
Statement [Line Items]
Options outstanding, Number outstanding	0	200,000
Options outstanding, Options exercisable	0	200,000
Options outstanding, Exercise prices | $ / shares	$ 0.48	$ 0.48
Options outstanding, Weighted average remaining contractual life (years)		2 months 12 days
Exercise Price Range 2
Statement [Line Items]
Options outstanding, Number outstanding	0	4,455,000
Options outstanding, Options exercisable	0	4,455,000
Options outstanding, Weighted average remaining contractual life (years)		6 months 10 days
Options outstanding, Exercise prices | $ / shares	$ 0.49	$ 0.49
Exercise Price Range 3
Statement [Line Items]
Options outstanding, Number outstanding	0	1,520,000
Options outstanding, Options exercisable	0	1,520,000
Options outstanding, Exercise prices | $ / shares	$ 0.501	$ 0.501
Options outstanding, Weighted average remaining contractual life (years)		1 month 13 days
Exercise Price Range 4
Statement [Line Items]
Options outstanding, Number outstanding	3,300,000	4,761,000
Options outstanding, Options exercisable	3,300,000	4,761,000
Options outstanding, Exercise prices | $ / shares	$ 0.76	$ 0.76
Options outstanding, Weighted average remaining contractual life (years)	1 year 7 months 9 days	2 years 29 days
Exercise Price Range 5
Statement [Line Items]
Options outstanding, Number outstanding	6,368,500	6,388,500
Options outstanding, Options exercisable	6,368,500	6,388,500
Options outstanding, Exercise prices | $ / shares	$ 0.99	$ 0.99
Options outstanding, Weighted average remaining contractual life (years)	2 years 8 months 26 days	3 years 8 months 26 days
Exercise Price Range 6
Statement [Line Items]
Options outstanding, Number outstanding	4,386,000	4,386,000
Options outstanding, Options exercisable	4,386,000	4,386,000
Options outstanding, Exercise prices | $ / shares	$ 1.75	$ 1.75
Options outstanding, Weighted average remaining contractual life (years)	6 months 25 days	1 year 6 months 25 days
Exercise Price Range 7
Statement [Line Items]
Options outstanding, Number outstanding	6,696,000	6,696,000
Options outstanding, Options exercisable	6,696,000	3,348,000
Options outstanding, Exercise prices | $ / shares	$ 2.01	$ 2.01
Options outstanding, Weighted average remaining contractual life (years)	3 years 6 months 18 days	4 years 6 months 18 days
Exercise Price Range 8
Statement [Line Items]
Options outstanding, Number outstanding	75,000	75,000
Options outstanding, Options exercisable	75,000	75,000
Options outstanding, Exercise prices | $ / shares	$ 2.34	$ 2.34
Options outstanding, Weighted average remaining contractual life (years)	1 year 6 months 29 days	2 years 6 months 29 days